Fixed Assets and Assets Held for Sale - Gain on Sale of vessels (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Sale price	$ 259,400
Gain on sale	31,602	$ (0)
M/V Akadimos [member]
Property, Plant and Equipment [Line Items]
Sale price	80,000
Carrying value on sale	(62,030)
Other sale expenses	(1,560)
Gain on sale	16,410
M/V Seattle Express [member]
Property, Plant and Equipment [Line Items]
Sale price	13,200
Carrying value on sale	(12,939)
Other sale expenses	(269)
Gain on sale	(8)
M/V Fos Express [member]
Property, Plant and Equipment [Line Items]
Sale price	13,200
Carrying value on sale	(12,931)
Other sale expenses	(284)
Gain on sale	(15)
M/V Athenian [member]
Property, Plant and Equipment [Line Items]
Sale price	51,000
Carrying value on sale	(44,833)
Other sale expenses	(1,029)
Gain on sale	5,138
M/V Athos [member]
Property, Plant and Equipment [Line Items]
Sale price	51,000
Carrying value on sale	(44,760)
Other sale expenses	(1,029)
Gain on sale	5,211
M/V Aristomenis [member]
Property, Plant and Equipment [Line Items]
Sale price	51,000
Carrying value on sale	(45,105)
Other sale expenses	(1,029)
Gain on sale	4,866
Total [member]
Property, Plant and Equipment [Line Items]
Sale price	259,400
Carrying value on sale	(222,598)
Other sale expenses	(5,200)
Gain on sale	$ 31,602